Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
Alcoa Of Australia Limited [Member] | #: 1
	$ 95.9	Taxes	Australia	snj:AU-WA	Australian Taxation Office (ATO)	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 2
	45.6	Royalties	Australia	snj:AU-WA	Department of Mines and Petroleum	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 3
	0.4	Fees	Australia	snj:AU-WA	Department of Mines and Petroleum	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 4
	1.8	Fees	Australia	snj:AU-WA	Water Corporation	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 5
	1.3	Fees	Australia	snj:AU-WA	Department of Biodiversity, Conservation and Attractions	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 6
	0.3	Fees	Australia	snj:AU-WA	Western Power	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 7
	0.2	Comm. Social Resp.	Australia	snj:AU-WA	Shire of Murray	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 8
	0.3	Comm. Social Resp.	Australia	snj:AU-WA	Shire of Waroona	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 9
	0.2	Comm. Social Resp.	Australia	snj:AU-WA	Shire of Harvey	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Aluminio S A [Member] | #: 10
	0.2	Taxes	Brazil	snj:BR-MG	Secretaria Especial da Receita Federal do Brasil (RFB)	Pocos de Caldas	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 11
	5.3	Royalties	Brazil	snj:BR-PA	Agencia Nacional de Mineracao (ANM)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 12
	0.1	Comm. Social Resp.	Brazil	snj:BR-PA	Instituto Nacional de Colonizacao e Reforma Agraria (INCRA)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 13
	0.9	Comm. Social Resp.	Brazil	snj:BR-PA	Ministerio da Educacao	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 14
	1.2	Royalties	Brazil	snj:BR-PA	Secretaria da Fazenda do Estado do Para	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 15
	0.4	Royalties	Brazil	snj:BR-PA	Secretaria de Estado de Meio Ambiente, Clima e Sustentabilidade (SEMAS)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 16
	1.0	Infrastructure	Brazil	snj:BR-PA	Estado do Para	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 17
	2.5	Comm. Social Resp.	Brazil	snj:BR-PA	Usinas da Paz (USIPAZ)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 18
	0.1	Royalties	Brazil	snj:BR-PA	Secretaria da Fazenda do Estado do Minas Gerais	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 19
	4.7	Royalties	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 20
	0.5	Infrastructure	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 21
	1.6	Comm. Social Resp.	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 22
	0.1	Comm. Social Resp.	Brazil	snj:BR-PA	Secretaria de Estado de Meio Ambiente e Sustentabilidade	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Fuels, Inc. [Member] | #: 23
	0.3	Taxes	United States	snj:US-IN	U.S. Treasury	Liberty Mine	Coal [Member]	Aluminum Business Segment [Member]	Open Pit
Alcoa Fuels, Inc. [Member] | #: 24
	$ 0.2	Fees	United States	snj:US-IN	Office of Surface Mining and Reclamation	Liberty Mine	Coal [Member]	Aluminum Business Segment [Member]	Open Pit